Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Personal (Detail) - Retail [member] - Personal [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 1,043	$ 1,079
Provision for credit losses
Model changes		(3)
Originations	103	106
Maturities	(157)	(169)
Changes in risk, parameters and exposures	647	277
Write-offs	(518)	(374)
Recoveries	114	126
Exchange rate and other	(4)	1
Balance at end of period	1,228	1,043
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	285	422
Provision for credit losses
Model changes		(3)
Transfers to Stage 1	696	609
Transfers to Stage 2	(88)	(120)
Transfers to Stage 3	(1)	(2)
Originations	103	106
Maturities	(45)	(70)
Changes in risk, parameters and exposures	(671)	(660)
Exchange rate and other	1	3
Balance at end of period	280	285
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	661	569
Provision for credit losses
Transfers to Stage 1	(695)	(607)
Transfers to Stage 2	90	121
Transfers to Stage 3	(57)	(47)
Maturities	(112)	(99)
Changes in risk, parameters and exposures	906	724
Balance at end of period	793	661
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	97	88
Provision for credit losses
Transfers to Stage 1	(1)	(2)
Transfers to Stage 2	(2)	(1)
Transfers to Stage 3	58	49
Changes in risk, parameters and exposures	412	213
Write-offs	(518)	(374)
Recoveries	114	126
Exchange rate and other	(5)	(2)
Balance at end of period	$ 155	$ 97